Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	Physicians Realty Trust
Entity Central Index Key	0001574540
Document Type	S-11/A
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Pre-Effective Amendment Number	1